Interest rate risk (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets, liabilities and shareholders' equity and off-balance sheet instruments on the date of the earlier of contractual maturity, expected maturity or repricing date

The following tables set out the assets, liabilities and shareholders' equity on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may pre-pay earlier, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature. In 2019, the classification of certain interest bearing and non-interest bearing cash items was revised. The 2018 table below was revised to conform to current year presentation.

December 31, 2019	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	2,462	—	—	—	—	88	2,550
Securities purchased under agreement to resell	142	—	—	—	—	—	142
Short-term investments	622	591	3	—	—	2	1,218
Investments	415	23	11	102	3,878	7	4,436
Loans	4,025	16	148	292	648	14	5,143
Other assets	—	—	—	—	—	433	433
Total assets	7,666	630	162	394	4,526	544	13,922

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	964	964
Demand deposits	7,151	—	—	—	—	2,239	9,390
Term deposits	2,435	234	305	78	—	—	3,052
Other liabilities	—	—	—	—	—	373	373
Long-term debt	70	—	—	73	—	—	143
Total liabilities and shareholders' equity	9,656	234	305	151	—	3,576	13,922

Interest rate sensitivity gap	(1,990)	396	(143)	243	4,526	(3,032)	—
Cumulative interest rate sensitivity gap	(1,990)	(1,594)	(1,737)	(1,494)	3,032	—	—

December 31, 2018	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,962	—	—	—	—	92	2,054
Securities purchased under agreement to resell	27	—	—	—	—	—	27
Short-term investments	40	10	—	—	—	2	52
Investments	488	35	8	245	3,473	6	4,255
Loans	3,160	278	38	223	330	15	4,044
Other assets	—	—	—	—	—	341	341
Total assets	5,677	323	46	468	3,803	456	10,773

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	882	882
Demand deposits	5,357	—	—	—	—	2,120	7,477
Term deposits	1,245	228	432	70	—	—	1,975
Other liabilities	—	—	—	—	—	296	296
Long-term debt	70	—	—	73	—	—	143
Total liabilities and shareholders' equity	6,672	228	432	143	—	3,298	10,773

Interest rate sensitivity gap	(995)	95	(386)	325	3,803	(2,842)	—
Cumulative interest rate sensitivity gap	(995)	(900)	(1,286)	(961)	2,842	—	—